Shareholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Shareholders' Equity (Deficit)

(5) Shareholders’ Equity (Deficit)

Preferred Stock

Prior to the closing of the IPO on July 24, 2012, the Company had outstanding 89,291,773 shares of Series A 8% Convertible Preferred Stock, which were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

In March 2012, options to purchase 2,020,620 shares of common stock granted during Fiscal 2010, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant.

In connection with the cancellation and grant, the Company will record total compensation expense of $17,400 including $5,300 which was recorded on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers. During the thirty-nine weeks ended October 27, 2012, 23,012 warrants were exercised and, as of October 27, 2012, no warrants remained outstanding.

On July 18, 2012, two members of the board of directors were each issued 3,529 restricted shares of common stock. These shares vest and become free of forfeiture restrictions on the earlier of: (i) the one-year anniversary of the issuance date or (ii) the date of the Company’s next annual shareholder meeting following the issuance date.

On July 24, 2012, the Company completed the IPO of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the SEC on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders of the Company, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of $73,263, net of $8,467 in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73,263 net proceeds received from the IPO, $65,250 and $683, respectively, were used to repay principal and interest under the Term Loan Facility that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), subject to shareholder approval at the next annual meeting. If the shareholder’s do not approve the ESPP, then the ESPP will be terminated and any contributions will be returned to the participants without interest and without the purchase of shares. Subject to shareholder approval, the ESPP became effective January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. Under the ESPP, the number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares and the purchase of shares by any participant is limited to (i) the number of shares obtained by dividing $10,000 by the fair market value in any offering period or (ii) $10,000 worth of such stock in any calendar year.

Dividends

On May 15, 2012, the Company declared and subsequently paid on May 16, 2012 a dividend of $2.02 per share on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99,451. Refer to note 6 for additional information regarding changes to outstanding stock options resulting from the dividend payment.

(5) Shareholders’ Equity

As of January 28, 2012, the Company is authorized to issue 120,000,000 shares of $0.01 par value common stock and 100,000,000 shares of $0.01 par value preferred stock. The holders of the common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series and the qualifications, limitations and restrictions thereof shall be designated by the board of directors. As of January 28, 2012, the board of directors has designated 90,000,000 shares of preferred stock as Series A 8% Convertible Preferred Stock.

Preferred Stock

In Fiscal 2005, Fiscal 2006 and Fiscal 2007, the Company issued an aggregate of 6,173,030 shares of Series A Redeemable Convertible Preferred Stock (the Series A Preferred Stock) for aggregate cash proceeds of $13,020, net of aggregate offering costs of $252. In connection with the offerings, the Company also issued warrants to originally purchase 138,353 shares of common stock at $6.21 per share (see below). The relative fair value of the warrants ($396 in aggregate) was recorded as additional paid-in capital and was being accreted to the Series A Preferred Stock through its earliest redemption dates. The offering costs incurred in connection with the issuances were also being accreted to the Series A Preferred Stock through its earliest redemption dates.

In Fiscal 2008, the Company issued an aggregate of 8,006,984 shares of Series A-1 Redeemable Convertible Preferred Stock (the Series A-1 Preferred Stock) for aggregate cash proceeds of $16,298, net of aggregate offering costs of $917. In connection with the offerings, the Company also issued warrants to purchase 1,051,127 shares of common stock at $4.91 per share. The relative fair value of the warrants ($1,442) was recorded as additional paid-in capital and was being accreted to the Series A-1 Preferred Stock through its earliest redemption dates. The offering costs incurred in connection with the issuances were also being accreted to the Series A-1 Preferred Stock through its earliest redemption dates.

In connection with the Fiscal 2008 offerings, the per share exercise price for warrants previously issued during the Company’s prior Series A Preferred Stock offerings was reduced from $6.21 per share to $4.91 per share and the number of shares of common stock for which such warrants were exercisable was increased by a factor of approximately 1.26 so that the aggregate exercise price of the warrants remained unchanged and the warrants were entitled to purchase 174,972 shares of common stock. Warrants to purchase 4,376 shares of common stock were exercised in July 2010.

Also in Fiscal 2008, as a result of a modification to the conversion ratio of the outstanding Series A Preferred Stock, the fair value of a beneficial conversion feature in the amount of $1,011 was recorded and was being accreted to the Series A Preferred Stock through its earliest redemption dates.

On October 13, 2010, the holders of the Series A and A-1 Preferred Stock converted all of their outstanding shares of Series A and A-1 Preferred Stock into the Company’s common stock according to the conversion ratio specified in the Company’s then amended and restated Certificates of Designations. As a result, 6,173,030 shares and 8,006,984 shares of Series A Preferred Stock and Series A-1 Preferred Stock, respectively, were converted into 6,205,004 shares of common stock.

On October 14, 2010, the holders of the warrants to purchase common stock issued in connection with the Series A and A-1 Preferred Stock exchanged their warrants for (i) the number of shares of common stock equal to the purchase of the number of shares underlying such warrants, and (ii) an amount of cash equal to $13.235902637 per share less the aggregate exercise price of such warrant. As a result, the warrants were exchanged for 1,221,722 shares of common stock and net cash of $10,168.

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191,855, net of offering costs of $2,145.

Under the Company’s second amended and restated Certificate of Designations, each share of the Series A 8% Convertible Preferred Stock is convertible into 0.3460 shares of common stock, subject to adjustment as defined. The holders of the Series A 8% Convertible Preferred Stock may designate the election of five members of the Company’s board of directors, or, if the board of directors is comprised of greater than eight directors, a majority of the directors. Upon the approval of the majority of the holders of the Series A 8% Convertible Preferred Stock or effective upon the closing of a qualified public offering, as defined, all shares of Series A 8% Convertible Preferred Stock will automatically convert into common stock. Each holder of the Series A 8% Convertible Preferred Stock is entitled to one vote for each share of common stock into which the shares of the Series A 8% Convertible Preferred Stock held are convertible. The Series A 8% Convertible Preferred Stock is entitled to receive cumulative dividends of 8% of its original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company shall not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) is simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Cumulative dividends in arrears as of January 28, 2012 were $20,420 ($0.23 per share). The outstanding shares of the Series A 8% Convertible Preferred Stock are also entitled to certain anti-dilution rights, as defined.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock will be entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment is made to the common shareholders. The Series A 8% Convertible Preferred Stock is presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances is beyond the control of the Company’s management.

Approval of the holders of a majority of the shares of the Series A 8% Convertible Preferred Stock is required for, among other items, the authorization, issuance, or redemption of stock, changes in the Company’s Articles of Incorporation or By-laws, changes in the senior management and incurrence of debt or participation in certain transactions above a certain threshold.

Common Stock

The Company’s Executive Chairman of the Board and the CEO were co-founders of the Company and own a combined 3,537,475 shares of the Company’s outstanding common stock at January 28, 2012.

A shareholder of the Company’s common stock has executed an irrevocable proxy appointing David Schlessinger, Executive Chairman of the Board of the Company, as proxy. The proxy is empowered, and may exercise the irrevocable proxy, to vote the shares at any time and at any meeting of the shareholders of the Company, however called, including written actions by consent of shareholders. The irrevocable proxy is effective upon execution (with subscription agreement) and terminates, with respect to the designated shares, upon the earlier of (i) the longest period of time allowable under applicable law from the execution date and (ii) a transfer of such designated shares after the closing of an underwritten public offer for cash on a firm commitment basis pursuant to an effective registration statement filed pursuant to the Securities Act of 1933, as amended, covering the sale of the Company’s capital stock, as defined.

Certain shareholders of the Company’s common stock have each executed an irrevocable proxy appointing David Schlessinger as proxy, while certain other shareholders of the Company’s common stock have each executed an irrevocable proxy appointing Thomas Vellios as proxy. In each case, the proxy is empowered, and may exercise the irrevocable proxy, to vote the shares at any time and at any meeting of the shareholders of the Company, however called, including written actions by consent of shareholders. The irrevocable proxy is effective upon execution (with subscription agreement) and terminates, with respect to the designated shares, upon the earlier of (i) the fifth (5th) anniversary of the date of the proxy and (ii) a transfer of such designated shares after the closing of an underwritten public offer for cash on a firm commitment basis pursuant to an effective registration statement filed pursuant to the Securities Act of 1933, as amended, covering the sale of the Company’s capital stock, as defined.

The Company and its shareholders have entered into an Amended and Restated Investors Rights Agreement and a Second Amended and Restated Shareholders Agreement, which provide for, among others, certain registration, information, first refusal, co-sale, observer, bring along and board of director voting rights. The Second Amended and Restated Shareholders Agreement also provides for certain restrictions and obligations with respect to the stock of the Company held by the Company’s shareholders, including limits on the transfer of stock held by shareholders.

In connection with a common stock sale that closed in 2004, the Company issued warrants to purchase 23,406 shares of common stock at a price of $4.91 per share. The fair value of these warrants is included in additional paid-in capital in the accompanying financial statements. The warrants were exercised in September 2009.

In January 2007, the Company granted warrants to purchase 41,520 shares of common stock at an exercise price of $6.21 per share to a merchandise vendor and professional service provider. Warrants to purchase 34,600 shares of common stock expired unexercised in January 2008 and the remaining warrants to purchase 6,920 shares of common stock were exercised in October 2010. The fair value of the warrants ($46) was recorded as expense in Fiscal 2006.

In March 2008, the Company granted warrants to purchase 43,813 shares of common stock at an exercise price of $6.21 per share to professional service providers and a merchandise vendor. Warrants to purchase 34,600 shares of common stock issued to the merchandise vendor expired unexercised in April 2009. Warrants to purchase 1,730 and 7,483 shares of common stock to professional service providers were exercised in September 2009 and October 2010, respectively. The fair value of the warrants ($41) was recorded as expense in Fiscal 2007.

In February 2009 and May 2009, the Company granted warrants to purchase 13,840 and 1,730 shares of common stock, respectively, at an exercise price of $4.91 per share to professional service providers. The warrants were exercised in October 2010. The fair value of the warrants ($21) and ($3) was recorded as expense in Fiscal 2008 and Fiscal 2009, respectively.

In May 2010, the Company granted warrants to purchase 27,680 shares of common stock at an exercise price of $11.45 per share to professional service providers that were exercised in October 2010. The fair value of the warrants ($203) was recorded as expense in Fiscal 2010.

On October 13, 2010, the board of directors declared a cash dividend of $13.24 per share, or $196,726 in the aggregate, which was paid on October 14, 2010 to shareholders of record on October 13, 2010. Of this amount, $4,309 was recorded as additional compensation expense (note 6).

In February 2011, the Company granted warrants to purchase 13,840 shares of common stock at an exercise price of $6.30 per share to professional service providers, of which 5,191 were exercised in November 2011. The fair value of the warrants ($25) was recorded as expense in Fiscal 2010.

In May 2011, the Company granted warrants to purchase 3,114 shares of common stock at an exercise price of $6.30 per share to a professional service provider. The fair value of the warrants ($6) was recorded as expense in Fiscal 2011.

As of January 28, 2012, there were warrants to purchase 11,764 shares of common stock at an exercise price of $6.30 per share outstanding.

In November 2011, the Company issued 159,248 shares of common stock for cash proceeds of $1,110 to an incoming member of the Company’s board of directors.